Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 28,116
Loan commitment fees related to Senior Credit Facility	2,307	$ 3,120
Software	33,094	24,996
Balance	35,401	28,116
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	39,707	12,345
Additions	12,205	24,972
Reclassifications		2,390
Balance	51,912	39,707
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	14,138	12,345
Additions	638	1,793
Balance	14,776	14,138
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	25,569
Additions	11,567	23,179
Reclassifications		2,390
Balance	37,136	25,569
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	11,591	9,029
Amortization expense	4,920	2,562
Balance	16,511	11,591
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	11,018	9,029
Amortization expense	1,451	1,989
Balance	12,469	11,018
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	573
Amortization expense	3,469	573
Balance	$ 4,042	$ 573